ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	CLOSED END FUNDS — 29.1%
	EQUITY - 8.6%
18,000	Blackrock Science & Technology Trust	$ 891,540
35,000	BlackRock Science and Technology Term Trust	1,064,000
		1,955,540
	FIXED INCOME - 20.5%
80,000	AllianceBernstein Global High Income Fund, Inc., USD Class	825,600
124,300	PIMCO Dynamic Income Fund	2,084,511
134,500	PIMCO Dynamic Income Opportunities Fund	1,768,675
		4,678,786

	TOTAL CLOSED END FUNDS (Cost $6,430,371)	6,634,326

	EXCHANGE-TRADED FUNDS — 62.2%
	EQUITY - 62.2%
54,833	Defiance Nasdaq 100 Target 30 Weekly Distribution ETF	1,356,020
40,000	Defiance S&P 500 Target 30 Weekly Distribution ETF	1,244,000
67,000	First Trust BuyWrite Income ETF	1,595,270
74,000	First Trust Nasdaq BuyWrite Income ETF	1,622,080
169,500	Global X Nasdaq 100 Covered Call ETF	3,064,560
74,000	JPMorgan Nasdaq Equity Premium Income ETF	4,525,099
14,000	NEOS Nasdaq-100 Hedged Equity Income ETF	785,263
		14,192,292

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,415,349)	14,192,292

	SHORT-TERM INVESTMENTS — 4.5%
	MONEY MARKET FUND - 4.5%
1,030,369	First American Government Obligations Fund Class X, 3.54% (Cost $1,030,369)(a)	1,030,369

	TOTAL INVESTMENTS - 95.8% (Cost $22,876,089)	$ 21,856,987
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.2%	955,350
	NET ASSETS - 100.0%	$ 22,812,337

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2026.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.5%
	EQUITY - 94.5%
130,000	Invesco QQQ Trust Series 1	$ 95,980,300
57,000	State Street SPDR S&P 500 ETF Trust	43,119,360
		139,099,660

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,145,936)	139,099,660

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUND - 0.6%
868,773	First American Government Obligations Fund Class X, 3.54% (Cost $868,773)(a)	868,773

	TOTAL INVESTMENTS - 95.1% (Cost $44,014,709)	$ 139,968,433
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.9%	7,258,766
	NET ASSETS - 100.0%	$ 147,227,199

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2026.